Income Taxes - Components of Income Tax Expense (Benefit) (Detail) - Deutsche Bank AG - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax expense (benefit):
Tax expense (benefit) for current year	€ 1,814	€ 1,330	€ 1,284
Adjustments for prior years	(60)	(16)	56
Total current tax expense (benefit)	1,754	1,314	1,340
Deferred tax expense (benefit):
Origination and reversal of temporary differences, unused tax losses and tax credits	696	900	1,158
Effect of changes in tax law and/or tax rate	(235)	23	7
Adjustments for prior years	40	(13)	(1,002)
Total deferred tax expense (benefit)	501	909	163
Total income tax expense (benefit)	€ 2,255	€ 2,223	€ 1,503